Pension and Other Postretirement Benefits - Schedule of Expected Benefit Payments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
2013	$ 33.2
2014	34.9
2015	36.7
2016	38.5
2017	40.6
2018-2022	234.4
PBOP [Member]
Defined Benefit Plan Disclosure [Line Items]
2013	2.6
2014	2.8
2015	3.0
2016	3.2
2017	3.3
2018-2022	17.4
SERP [Member]
Defined Benefit Plan Disclosure [Line Items]
2013	2.5
2014	2.5
2015	2.5
2016	2.5
2017	2.5
2018-2022	$ 12.0